UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Paul Leone

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end:  March 31

Date of reporting period: April 1, 2010 – September 30, 2010

Item 1.  Reports to Stockholders.

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Manager’s Report to Shareholders
For the Semi-Annual Period Ended September 30, 2010

Dear Shareholder:

Attached are the portfolio valuation and financial reports for the semi-annual period ending September 30, 2010. The details of our performance, holdings, expenses and other fund data can be found in the attached report, our annual prospectus, and our quarterly reports.

Historically, markets have always gone through cycles. For those shareholders with a microscopic monitoring of the markets, the near term volatility and media noise can easily obscure the longer term cycles. For the equity market, even with the recent choppy returns, we have been experiencing a dramatic up cycle. Over the 18 months from February 28, 2009 to October 31, 2010 the larger stock S&P 500 Index was up 66.7% and the smaller stock Russell 2000 Index was up 85.0%. Over this same period, our Balanced, Large/Mid Cap, and Small Cap funds was up 51.3%, 85.7% and 109.6%, respectively. Interestingly, these substantial equity market gains were realized even though the bond market was the largest recipient of the cash that had been safely corralled at the market bottom.

With US businesses realizing good profits, growing sales, reducing debt, and remaining cautious about holding costs down, we do not believe that the equity market is currently overvalued. However, we do continue to have concerns about the longer term bond market. As inflation fears subside with other investors, our concerns rise. Our government cannot artificially force low interest rates, run huge deficits, and print new money without eventually forcing open an unpleasant escape hatch, such as inflation. With the recent change in voter attitudes regarding debt, deficits and other economic matters, hopefully the political process will begin moving toward a managed solution before the economics force a solution.

For this semi-annual report for the period ending September 30, 2010, the CornerCap Group of Funds returns were as follows:

Time Period	Balanced Fund	Large/Mid-Cap Value Fund	Small Cap Fund
Semi-Annual	-1.0%	-2.8%	-1.4%

YTD	3.0%	5.7%	5.8%

12-Months	7.4%	11.8%	9.9%

As of this report period, we completed the relatively modest portfolio changes required to convert the Contrarian Fund into the CornerCap Large/Mid Cap Value Fund. The CornerCap Group of Funds now offers three pure no-load mutual funds that move across the risk/return continuum. Our most conservative CornerCap fund is our Balanced Fund (CBLFX) that has a 60% target exposure to large/mid cap equities, with the remaining 40% invested in high quality short-to-intermediate term fixed-income securities. Our two more growth-oriented all-equity funds are our Large/Mid Cap Value Fund (CMCRX) and our Small Cap Value Fund (CSCVX).

All of our funds can be purchased through our distributor at ALPS, with no commission or load charges, by calling (888) 813-8637. Our funds may also be purchased through the Schwab OneSource no-transaction-cost platform, the eTrade fund network, and several other brokerage firms. Because our funds are pure no-load funds, they are typically not available through the large wirehouse brokers, or other operations that are primarily compensated by a sales load or 12(b)-1 fees. Please call any of us at CornerCap for help acquiring our mutual fund shares or if you have any questions.

Semi-Annual (Unaudited) | September 30, 2010	1

Manager’s Report to Shareholders
For the Semi-Annual Period Ended September 30, 2010

We are continually looking for new opportunities to distribute the CornerCap funds. To that end we have recently partnered with a third party plan administrator to provide 401k plans for private and public businesses. These plans will use the Schwab OneSource platform, which will give plan participants the opportunity to invest in the CornerCap funds, in addition to other mutual fund alternatives. Please call us if you would like more information.

As we increase our efforts to grow our mutual fund clients, we want to thank all of our long-term clients for your commitment to our investment products.

CornerCap Investment Counsel

November 12, 2010

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectuses contain this and other important information. To obtain an additional copy of the Funds’ prospectuses please call 1-888-813-8637 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by ALPS Distributors, Inc.

The Letter to Shareholders seeks to describe some of CornerCap Investment Counsel’s current opinions and views of the financial markets. Although CornerCap Investment Counsel believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

2	www.cornercapfunds.com

Manager’s Report to Shareholders
For the Semi-Annual Period Ended September 30, 2010

CORNERCAP BALANCED FUND

Total Return

for the period ended September 30, 2010

	1 Year	5 Year	10 Year	Since Inception(b)	Expense Ratio
CornerCap Balanced Fund(a)	7.40%	2.48%	4.71%	4.82%	1.30%
S&P 500 Index(c)	10.16%	0.64%	-0.43%	4.05%
Barclays Capital U.S. Government/Corporate Bond Index(d)	8.27%	4.73%	5.44%	5.64%
Combined 60% S&P 500 Index/ 40% Barclays Capital U.S. Government/Corporate Bond Index(e)	9.89%	2.62%	2.24%	5.06%
Russell 1000 Value Index(f)	10.75%	0.86%	-0.21%	4.42%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for month-end performance figures.

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)	The Balanced Fund began operations May 24, 1997.

(c)

The S & P 500 Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

(d)

The Barclays Government/Corporate Bond Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non

(e)

Effective August 17, 2006, the Balanced Fund has elected to use the comparative index 60% S&P 500 Index and 40% Barclays Capital U.S. Government/Corporate Bond Index. The Bar-clays Capital U.S. Government/Corporate Bond Index measures the general performance of fixed- income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding

Semi-Annual (Unaudited) | September 30, 2010	3

Manager’s Report to Shareholders
For the Semi-Annual Period Ended September 30, 2010

mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.

(f)

The Russell 1000 Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation

as a Percentage of Total Investments at September 30, 2010*

* These allocations may not reflect the current or future position of the portfolio.

4	www.cornercapfunds.com

Manager’s Report to Shareholders
For the Semi-Annual Period Ended September 30, 2010

CORNERCAP SMALL-CAP VALUE FUND

Total Return

for the period ended September 30, 2010

	1 Year	5 Year	10 Year	Since Inception(b)	Expense Ratio
CornerCap Small-Cap Value Fund(a)	9.92%	0.98%	6.74%	8.38%	1.50%
Russell 2000 Value Index (c)	11.84%	0.73%	7.72%	10.58%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for month-end performance figures.

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)	The Small-Cap Value Fund began operations on September 30, 1992.

(c)

The Russell 2000 Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Semi-Annual (Unaudited) | September 30, 2010	5

Manager’s Report to Shareholders
For the Semi-Annual Period Ended September 30, 2010

Sector Allocation

as a Percentage of Total Investments at September 30, 2010*

* These allocations may not reflect the current or future position of the portfolio.

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Manager’s Report to Shareholders
For the Semi-Annual Period Ended September 30, 2010

CornerCap Large/Mid-Cap Value Fund (formerly Contrarian Fund)

Total Return

for the period ended September 30, 2010

	1 Year	5 Year	10 Year	Since Inception(b)	Gross Expense Ratio	Net Expense Ratio(c)
CornerCap Large/Mid-Cap Value Fund(a)	11.82%	-0.14%	-0.94%	-0.91%	1.50%	1.30%
S&P 500 (d)	10.16%	0.64%	-0.43%	-0.37%
Russell 1000 Value Index(e)	8.90%	-0.48%	2.59%	3.19%
Russell 3000 Value Index(f)	10.96%	0.92%	0.09%	0.34%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for month-end performance figures.

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distribution but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)

Effective July 29, 2010, the CornerCap Contrarian Fund changed its name to the CornerCap Large/Mid-Cap Value Fund. The CornerCap Large/Mid-Cap Value Fund will maintain the same investment objective as the CornerCap Contrarian Fund: long-term capital appreciation. Prior to October 11, 2004, the CornerCap Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., which is a private, unregistered fund that began operations in August 31, 1996 and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.

(c)

The Adviser has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%.

(d)

The S & P 500 Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

(e)

The Russell 1000 Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

Semi-Annual (Unaudited) | September 30, 2010	7

Manager’s Report to Shareholders
For the Semi-Annual Period Ended September 30, 2010

(f)

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation

as a Percentage of Total Investments at September 30, 2010*

* These allocations may not reflect the current or future position of the portfolio.

8	www.cornercapfunds.com

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fee, and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2010 through September 30, 2010.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

Semi-Annual (Unaudited) | September 30, 2010	9

Fund Expenses (Unaudited)

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period*
CornerCap Balanced Fund
Actual Fund Return	$ 1,000.00	$ 989.90	$ 6.49
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,018.55	$ 6.58
CornerCap Small-Cap Value Fund
Actual Fund Return	$ 1,000.00	$ 985.80	$ 7.47
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,017.55	$ 7.59
CornerCap Large/Mid-Cap Value Fund**
Actual Fund Return	$ 1,000.00	$ 971.60	$ 7.17
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,017.80	$ 7.34

*

These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is 1.30% for Balanced Fund; 1.50% for Small-Cap Value Fund and 1.45% for Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 365.

**	formerly Contrarian Fund

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fee or sale load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act (“ERISA”).

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (59.3%)
Aerospace & Defense (1.2%)
Raytheon Co.	4,210	$192,439

Agriculture (2.8%)
Archer-Daniels-Midland Co.	7,560	241,315
Reynolds American, Inc.	3,600	213,804

		455,119

Apparel (1.2%)
VF Corp.	2,400	194,448

Banks (5.0%)
The Bank of New York Mellon Corp.	8,100	211,653
The Goldman Sachs Group, Inc.	1,350	195,183
JPMorgan Chase & Co.	4,860	185,020
Wells Fargo & Co.	8,330	209,333

		801,189

Biotechnology (1.4%)
Amgen, Inc.(a)	4,000	220,440

Chemicals (1.5%)
FMC Corp.	3,500	239,435

Commercial Services (4.8%)
Apollo Group, Inc.(a)	4,630	237,751
Convergys Corp.(a)	14,180	148,181
H&R Block, Inc.	14,730	190,753
R.R. Donnelley & Sons Co.	11,450	194,192

		770,877

Computers (2.7%)
Computer Sciences Corp.	4,890	224,940
Western Digital Corp.(a)	7,370	209,234

		434,174

Electric (2.2%)
NRG Energy, Inc.(a)	7,500	156,150
Public Service Enterprise Group, Inc.	6,250	206,750

		362,900

Electronic Components (1.2%)
Corning, Inc.	10,650	194,682

Electronics (1.5%)
Arrow Electronics, Inc.(a)	9,310	248,856

Food (1.2%)
The Kroger Co.	9,140	197,972

Semi-Annual (Unaudited) | September 30, 2010	11

Schedule of Investments
CornerCap Balanced Fund	September 30, 2010 (Unaudited)

	Shares	Value
Healthcare Products (1.3%)
Medtronic, Inc.	6,160	$206,853

Healthcare Services (3.9%)
Aetna, Inc.	5,650	178,597
CIGNA Corp.	6,830	244,377
UnitedHealth Group, Inc.	5,940	208,553

		631,527

Household Products (1.1%)
Kimberly-Clark Corp.	2,850	185,393

Insurance (5.0%)
Everest Re Group, Ltd.	2,550	220,498
Lincoln National Corp.	8,750	209,300
PartnerRe, Ltd.	2,400	192,432
The Travelers Cos., Inc.	3,380	176,098

		798,328

Iron & Steel (1.5%)
Cliffs Natural Resources, Inc.	3,890	248,649

Oil & Gas (7.4%)
ConocoPhillips	3,320	190,668
Diamond Offshore Drilling, Inc.	2,750	186,367
Ensco PLC, Sponsored ADR	4,110	183,840
Marathon Oil Corp.	6,530	216,143
Transocean, Ltd.(a)	3,400	218,586
Valero Energy Corp.	10,860	190,159

		1,185,763

Oil & Gas Services (1.3%)
National Oilwell Varco, Inc.	4,640	206,341

Pharmaceuticals (1.3%)
Pfizer, Inc.	12,380	212,565

Retail (3.3%)
Aeropostale, Inc.(a)	8,250	191,813
Darden Restaurants, Inc.	3,800	162,564
The Gap, Inc.	9,450	176,148

		530,525

Semiconductors (1.2%)
Intel Corp.	10,100	194,223

Software (1.3%)
Microsoft Corp.	8,450	206,941

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2010 (Unaudited)

	Shares	Value
Telecommunications (2.5%)
AT&T, Inc.	7,770	$222,222
CenturyLink, Inc.	4,750	187,435

		409,657

Toys, Games, & Hobbies (1.5%)
Mattel, Inc.	10,400	243,984

TOTAL COMMON STOCKS (COST $8,500,964)		9,573,280

	Principal Amount	Value
CORPORATE BONDS (16.1%)
Auto Manufacturers (0.9%)
General Motors Liquidation Co.,
7.200%, 01/15/2011(a)	$420,000	135,450

Banks (5.6%)
Barclays Bank PLC,
4.000%, 09/30/2020	150,000	149,000
Citigroup, Inc.,
7.250%, 10/01/2010	165,000	165,000
5.000%, 09/15/2014	150,000	155,852
Morgan Stanley,
5.050%, 01/21/2011	100,000	101,319
5.000%, 08/31/2025	150,000	147,517
The Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	184,106

		902,794

Cosmetics & Personal Care (1.4%)
The Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	227,125

Diversified Financial Services (5.3%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	282,651
General Electric Capital Corp.,
5.250%, 10/19/2012	150,000	161,473
5.450%, 01/15/2013	140,000	152,268
Toyota Motor Credit Corp.,
5.450%, 05/18/2011	150,000	154,769
Wells Fargo Financial, Inc.,
5.500%, 08/01/2012	100,000	107,530

		858,691

Semi-Annual (Unaudited) | September 30, 2010	13

Schedule of Investments
CornerCap Balanced Fund	September 30, 2010 (Unaudited)

	Principal Amount	Value
Healthcare Products (1.0%)
Johnson & Johnson,
3.800%, 05/15/2013	$150,000	$162,215

Pharmaceuticals (1.1%)
Eli Lilly & Co.,
6.000%, 03/15/2012	160,000	172,681

Telecommunications (0.8%)
Verizon Virginia, Inc.,
4.625%, 03/15/2013	125,000	133,919

TOTAL CORPORATE BONDS (AMORTIZED COST $2,694,326)		2,592,875

MUNICIPAL BONDS (3.0%)
Kansas (1.0%)
Johnson County Kansas, Build America General Obligation Bonds, Unified School District No. 232,
4.950%, 09/01/2019	150,000	165,278

North Dakota (1.0%)
Grand Forks ND, Build America Revenue Bonds,
4.500%, 09/01/2019	150,000	158,997

Texas (1.0%)
County of Galveston TX, Build America General Obligation Bonds,
4.200%, 02/01/2017	150,000	160,587

TOTAL MUNICIPAL BONDS (AMORTIZED COST $455,515)		484,862

U.S. GOVERNMENT & AGENCY OBLIGATIONS (14.6%)
Federal Farm Credit Bank (1.1%)
FFCB,
4.875%, 09/24/2014	150,000	171,213

Federal Home Loan Bank (1.7%)
FHLB,
5.250%, 09/13/2013	250,000	281,908

Federal Home Loan Mortgage Corp (1.1%)
FHLMC,
4.500%, 01/15/2015	150,000	170,094

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2010 (Unaudited)

	Principal Amount	Value
Federal National Mortgage Association (1.9%)
FNMA,
2.500%, 05/26/2015(b)	$300,000	$300,966

U.S. Treasury (8.9%)
U.S. Treasury Inflation Indexed Bonds,
1.875%, 07/15/2015	168,123	182,768
2.625%, 07/15/2017	157,782	182,029
1.625%, 01/15/2018	156,096	169,449
2.125%, 01/15/2019	152,313	171,566
U.S. Treasury Notes,
5.000%, 02/15/2011	100,000	101,777
4.875%, 02/15/2012	280,000	297,435
4.250%, 08/15/2013	150,000	165,668
4.000%, 02/15/2014	155,000	171,808

		1,442,500

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (AMORTIZED COST $2,194,764)		2,366,681

	Shares	Value
SHORT TERM INVESTMENT (6.7%)
Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.032%	1,077,951	1,077,951

TOTAL SHORT TERM INVESTMENT (COST $1,077,951)		1,077,951

TOTAL INVESTMENTS (COST $14,923,520)	99.8%	16,095,649

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.2%	27,888

NET ASSETS	100.0%	$16,123,537

Common Abbreviations:

ADR - American Depositary Receipt

(a) Non Income Producing Security.

(b) Represents a step bond. Rate disclosed is as of September 30, 2010.

The accompanying notes to the financial statements are an integral part of these financial statements.

Semi-Annual (Unaudited) | September 30, 2010	15

Statement of Investments
CornerCap Small-Cap Value Fund	September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (100.1%)
Aerospace & Defense (2.5%)
Esterline Technologies Corp.(a)	7,000	$400,610

Banks (6.5%)
City Holding Co.	12,400	380,308
Lakeland Financial Corp.	20,550	383,463
Wilmington Trust Corp.	31,400	281,972

		1,045,743

Building Materials (2.1%)
Apogee Enterprises, Inc.	37,910	346,876

Building Products (2.2%)
Insteel Industries, Inc.	39,830	357,673

Chemicals (9.3%)
CF Industries Holdings, Inc.	3,830	365,765
Hawkins, Inc.	10,820	383,244
Olin Corp.	17,680	356,429
OM Group, Inc.(a)	13,500	406,620

		1,512,058

Coal (2.2%)
Alpha Natural Resources, Inc.(a)	8,740	359,651

Commercial Services (0.6%)
Convergys Corp.(a)	10,000	104,500

Diversified Financial Services (2.2%)
Knight Capital Group, Inc., Class A(a)	28,150	348,779

Electrical Components & Equipment (2.3%)
Fushi Copperweld, Inc.(a)	43,530	378,276

Electronics (2.4%)
TTM Technologies, Inc.(a)	40,020	391,796

Engineering & Construction (2.1%)
EMCOR Group, Inc.(a)	13,900	341,801

Forest Products & Paper (2.7%)
Buckeye Technologies, Inc.	29,280	430,709

Gas (2.5%)
Nicor, Inc.	8,850	405,507

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Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2010 (Unaudited)

	Shares	Value
Healthcare Products (2.3%)
Kinetic Concepts, Inc.(a)	10,380	$379,700

Healthcare Services (7.5%)
Almost Family, Inc.(a)	13,530	400,894
Coventry Health Care, Inc.(a)	19,390	417,467
LHC Group, Inc.(a)	17,260	400,259

		1,218,620

Heavy Electrical Equipment (2.3%)
AZZ, Inc.	8,700	372,708

Industrial Machinery (7.8%)
Chart Industries, Inc.(a)	21,780	443,441
Crane Co.	11,165	423,600
EnPro Industries, Inc.(a)	12,420	388,497

		1,255,538

Insurance (8.9%)
Hallmark Financial Services, Inc.(a)	39,970	349,338
HCC Insurance Holdings, Inc.	13,037	340,135
Navigators Group, Inc.(a)	9,360	417,737
SeaBright Insurance Holdings, Inc.	40,590	327,155

		1,434,365

Oil & Gas (7.0%)
Helmerich & Payne, Inc.	9,020	364,949
Tesoro Corp.	29,700	396,792
Unit Corp.(a)	9,830	366,561

		1,128,302

Oil & Gas Services (4.4%)
Cal Dive International, Inc.(a)	52,620	287,831
Oceaneering International, Inc.(a)	7,890	424,956

		712,787

Retail (7.4%)
Fred’s, Inc., Class A	30,400	358,720
Regis Corp.	21,200	405,556
Ruby Tuesday, Inc.(a)	37,040	439,665

		1,203,941

Savings & Loans (4.3%)
Astoria Financial Corp.	27,830	379,323
First Financial Holdings, Inc.	28,570	318,270

		697,593

Telecommunications (6.5%)
CommScope, Inc.(a)	14,010	332,597
Sierra Wireless, Inc.(a)	35,990	373,216
Syniverse Holdings, Inc.(a)	15,450	350,252

		1,056,065

Semi-Annual (Unaudited) | September 30, 2010	17

Statement of Investments
CornerCap Small-Cap Value Fund	September 30, 2010 (Unaudited)

	Shares	Value
Wholesale Distribution (2.1%)
Core-Mark Holding Co., Inc.(a)	11,060	$342,418

TOTAL COMMON STOCKS (COST $13,776,855)		16,226,016

TOTAL INVESTMENTS (COST $13,776,855)	100.1%	16,226,016

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(-0.1%)	(16,318)

NET ASSETS	100.0%	$16,209,698

(a) Non Income Producing Security.

The accompanying notes to the financial statements are an integral part of these financial statements.

18	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund (formerly Contrarian Fund)	September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (96.1%)
Aerospace & Defense (2.0%)
Raytheon Co.	1,020	$46,624

Agriculture (4.9%)
Archer-Daniels-Midland Co.	1,850	59,052
Reynolds American, Inc.	910	54,045

		113,097

Apparel (2.3%)
VF Corp.	650	52,663

Banks (8.8%)
The Bank of New York Mellon Corp.	2,050	53,567
The Goldman Sachs Group, Inc.	345	49,880
JPMorgan Chase & Co.	1,300	49,491
Southside Bancshares, Inc.	1	19
Wells Fargo & Co.	1,940	48,752

		201,709

Biotechnology (2.4%)
Amgen, Inc.(a)	990	54,559

Commercial Services (6.7%)
Apollo Group, Inc., Class A(a)	1,125	57,769
H&R Block, Inc.	3,450	44,677
R.R. Donnelley & Sons Co.	3,030	51,389

		153,835

Computers (4.7%)
Computer Sciences Corp.	1,190	54,740
Western Digital Corp.(a)	1,843	52,323

		107,063

Electric (4.4%)
NRG Energy, Inc.(a)	2,285	47,574
Public Service Enterprise Group, Inc.	1,600	52,928

		100,502

Electronics (2.4%)
Arrow Electronics, Inc.(a)	2,050	54,796

Food (2.3%)
The Kroger Co.	2,430	52,634

Healthcare Products (2.1%)
Medtronic, Inc.	1,400	47,012

Semi-Annual (Unaudited) | September 30, 2010	19

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund (formerly Contrarian Fund)	September 30, 2010 (Unaudited)

	Shares	Value
Healthcare Services (6.1%)
Aetna, Inc.	1,830	$57,846
CIGNA Corp.	750	26,835
UnitedHealth Group, Inc.	1,600	56,176

		140,857

Insurance (7.9%)
Everest Re Group, Ltd.	650	56,206
Lincoln National Corp.	2,100	50,232
PartnerRe, Ltd.	290	23,252
The Travelers Cos., Inc.	1,000	52,100

		181,790

Iron & Steel (2.5%)
Cliffs Natural Resources, Inc.	885	56,569

Oil & Gas (12.4%)
ConocoPhillips	930	53,410
Diamond Offshore Drilling, Inc.	840	56,927
Marathon Oil Corp.	1,620	53,622
Transocean, Ltd.(a)	1,050	67,505
Valero Energy Corp.	3,050	53,405

		284,869

Oil & Gas Services (2.5%)
National Oilwell Varco, Inc.	1,300	57,811

Pharmaceuticals (2.5%)
Pfizer, Inc.	3,300	56,661

Retail (5.3%)
Aeropostale, Inc.(a)	2,080	48,360
Darden Restaurants, Inc.	480	20,534
The Gap, Inc.	2,815	52,472

		121,366

Semiconductors (2.1%)
Intel Corp.	2,555	49,132

Software (2.2%)
Microsoft Corp.	2,100	51,429

Telecommunications (7.1%)
AT&T, Inc.	1,995	57,057
CenturyLink, Inc.	1,430	56,428
Corning, Inc.	2,690	49,173

		162,658

20	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund (formerly Contrarian Fund)	September 30, 2010 (Unaudited)

	Shares	Value
Toys, Games, & Hobbies (2.5%)
Mattel, Inc.	2,400	$56,304

TOTAL COMMON STOCKS (COST $2,134,213)		2,203,940

	Shares	Value
SHORT TERM INVESTMENT (3.9%)
Federal Treasury Obligation Money Market Fund, 7
Day Yield 0.032%	90,517	90,517

TOTAL SHORT TERM INVESTMENT (COST $90,517)		90,517

TOTAL INVESTMENTS (COST $2,224,730)	100.0%	2,294,457

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(-0.0%)(b)	(921)

NET ASSETS	100.0%	$2,293,536

(a) Non Income Producing Security.

(b) Greater than (0.05%)

The accompanying notes to the financial statements are an integral part of these financial statements.

Semi-Annual (Unaudited) | September 30, 2010	21

Statement of Assets and Liabilities
CornerCap Balanced Fund	September 30, 2010 (Unaudited)

ASSETS:
Investments, at market value, (Cost $14,923,520)	$16,095,649
Dividends and interest receivable	47,800
Receivable for investments sold	146,983
Total assets	16,290,432

LIABILITIES:
Payable for investments purchased	150,000
Advisory fee payable	12,996
Operating services fee payable	3,899
Total liabilities	166,895

Net assets	$16,123,537

Net asset value, offering and redemption price per share (Note 2):
($16,123,537 / 1,270,383 Shares Outstanding)	$12.69

NET ASSETS CONSISTS OF:
Paid-in capital	$15,599,801
Undistributed net investment income	481,836
Accumulated net realized loss on investments	(1,130,229)
Net unrealized appreciation in value of investments	1,172,129
Net assets	$16,123,537

The accompanying notes to the financial statements are an integral part of these financial statements.

22	www.cornercapfunds.com

Statement of Assets and Liabilities
CornerCap Small-Cap Fund	September 30, 2010 (Unaudited)

ASSETS:
Investments, at market value, (Cost $13,776,855)	$16,226,016
Dividends and interest receivable	13,558
Receivable for investments sold	140,068
Total assets	16,379,642

LIABILITIES:
Advisory fee payable	12,865
Operating services fee payable	6,432
Amount due to custodian	150,647
Total liabilities	169,944

Net assets	$16,209,698

Net asset value, offering and redemption price per share (Note 2):
($16,209,698 / 1,554,958 Shares Outstanding)	$10.42

NET ASSETS CONSISTS OF:
Paid-in capital	$17,437,788
Overdistributed net investment income	(47,519)
Accumulated net realized loss on investments	(3,629,732)
Net unrealized appreciation in value of investments	2,449,161
Net assets	$16,209,698

The accompanying notes to the financial statements are an integral part of these financial statements.

Semi-Annual (Unaudited) | September 30, 2010	23

Statement of Assets and Liabilities
CornerCap Large/Mid-Cap Value Fund (formerly Contrarian Fund)	September 30, 2010 (Unaudited)

ASSETS:
Investments, at market value, (Cost $2,224,730)	$2,294,457
Dividends and interest receivable	1,572
Total assets	2,296,029

LIABILITIES:
Advisory fee payable	1,534
Operating services fee payable	959
Total liabilities	2,493

Net assets	$2,293,536

Net asset value, offering and redemption price per share (Note 2):	$8.90
($2,293,536 / 257,836 Shares Outstanding)

NET ASSETS CONSISTS OF:
Paid-in capital	$3,739,170
Overdistributed net investment income	(1,792)
Accumulated net realized loss on investments	(1,513,569)
Net unrealized appreciation in value of investments	69,727
Net assets	$2,293,536

The accompanying notes to the financial statements are an integral part of these financial statements.

24	www.cornercapfunds.com

Statement of Operations
CornerCap Balanced Fund	Six Months Ended September 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $203)	$98,251
Interest	171,220
Total income	269,471

EXPENSES:
Advisory fees	78,755
Operating services fees	23,626
Total expenses	102,381
Net investment income	167,090

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	232,903
Change in unrealized appreciation/(depreciation) of investments	(555,600)
Net loss on investments	(322,697)
Net decrease in net assets resulting from operations	$(155,607)

The accompanying notes to the financial statements are an integral part of these financial statements.

Semi-Annual (Unaudited) | September 30, 2010	25

Statement of Operations
CornerCap Small-Cap Fund	Six Months Ended September 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$73,439
Interest	42
Total income	73,481

EXPENSES:
Advisory fees	80,667
Operating services fees	40,333
Total expenses	121,000
Net investment loss	(47,519)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	1,073,645
Change in unrealized appreciation/(depreciation) of investments	(1,268,789)
Net loss on investments	(195,144)
Net decrease in net assets resulting from operations	$(242,663)

The accompanying notes to the financial statements are an integral part of these financial statements.

26	www.cornercapfunds.com

Statement of Operations
CornerCap Large/Mid-Cap Value Fund (formerly Contrarian Fund)	Six Months Ended September 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$22,069
Interest	6
Total income	22,075

EXPENSES:
Advisory fees	16,457
Operating services fees	8,228
Total expenses	24,685
Less fees waived/reimbursed by investment advisor	(818)
Net expenses	23,867
Net investment loss	(1,792)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	497,752
Change in unrealized appreciation/(depreciation) of investments	(706,942)
Net loss on investments	(209,190)
Net decrease in net assets resulting from operations	$(210,982)

The accompanying notes to the financial statements are an integral part of these financial statements.

Semi-Annual (Unaudited) | September 30, 2010	27

Statement of Changes in Net Assets
CornerCap Balanced Fund

	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

OPERATIONS:
Net investment income	$167,090	$342,582
Net realized gain on investments	232,903	80,974
Change in unrealized appreciation/(depreciation) of investments	(555,600)	4,190,725
Net Increase/(Decrease) in Net Assets Resulting from Operations	(155,607)	4,614,281

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	–	(353,336)
Total Distributions	–	(353,336)

CAPITAL SHARE TRANSACTIONS:
Increase in net assets resulting from capital share transactions (see Note 2)	644,372	394,815
Redemption fees	–	11
Net Increase from Capital Shares Transactions	644,372	394,826

Total Increase in Net Assets	488,765	4,655,771

NET ASSETS:
Beginning of year	15,634,772	10,979,001
End of period (including undistributed net investment income of $481,836 and $314,746, respectively)	$16,123,537	$15,634,772

The accompanying notes to the financial statements are an integral part of these financial statements.

28	www.cornercapfunds.com

Statement of Changes in Net Assets
CornerCap Small-Cap Fund

	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

OPERATIONS:
Net investment loss	$(47,519)	$(104,069)
Net realized gain/(loss) on investments	1,073,645	(1,489,807)
Change in unrealized appreciation/(depreciation) of investments	(1,268,789)	9,018,131
Net Increase/(Decrease) in Net Assets Resulting from Operations	(242,663)	7,424,255

CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets resulting from capital share transactions (see Note 2)	4,350	(152,172)
Redemption fees	–	105
Net Increase/(Decrease) from Capital Shares Transactions	4,350	(152,067)

Total Increase/(Decrease) in Net Assets	(238,313)	7,272,188

NET ASSETS:
Beginning of year	16,448,011	9,175,823
End of period (including overdistributed net investment income of $(47,519) and $0, respectively)	$16,209,698	$16,448,011

The accompanying notes to the financial statements are an integral part of these financial statements.

Semi-Annual (Unaudited) | September 30, 2010	29

Statement of Changes in Net Assets
CornerCap Large/Mid-Cap Value Fund (formerly Contrarian Fund)

	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

OPERATIONS:
Net investment loss	$(1,792)	$(8,367)
Net realized gain on investments	497,752	166,118
Change in unrealized appreciation/(depreciation) of investments	(706,942)	1,594,124
Net Increase/(Decrease) in Net Assets Resulting from Operations	(210,982)	1,751,875

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	–	(4,937)
Total Distributions	–	(4,937)

CAPITAL SHARE TRANSACTIONS:
Decrease in net assets resulting from capital share transactions (see Note 2)	(1,498,808)	(148,150)
Redemption fees	17	14
Net Decrease from Capital Shares Transactions	(1,498,791)	(148,136)

Total Increase/(Decrease) in Net Assets	(1,709,773)	1,598,802

NET ASSETS:
Beginning of year	4,003,309	2,404,507
End of period (including overdistributed net investment income of $(1,792) and $0, respectively)	$2,293,536	$4,003,309

The accompanying notes to the financial statements are an integral part of these financial statements.

30	www.cornercapfunds.com

CORNERCAP GROUP OF FUNDS

This Page Intentionally Left Blank

Financial Highlights
CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized gain/(loss) on investments

Total Income/(Loss) from Investment Operations

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Distributions from net realized gain on investments

Total Dividends and Distributions to Shareholders

Paid-in Capital from Redemption Fees

Net asset value, end of period

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses
Net investment income

Portfolio turnover rate

(a)	Less than $0.005 per share.
(b)	Annualized.
(c)	Ratio of expenses and net investment income to average net assets, before
waiver	by advisor, are 1.31% and 1.95%, respectively.

The accompanying notes to the financial statements are an integral part of these financial statements.

32	www.cornercapfunds.com

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006

$12.82	$9.26	$13.36	$14.81	$14.00	$13.22

0.12	0.28	0.30	0.30	0.24	0.21
(0.25)	3.57	(3.97)	(0.56)	1.17	0.77

(0.13)	3.85	(3.67)	(0.26)	1.41	0.98

–	(0.29)	(0.09)	(0.32)	(0.37)	–
–	–	(0.34)	(0.87)	(0.23)	(0.20)

–	(0.29)	(0.43)	(1.19)	(0.60)	(0.20)

–	0.00(a)	0.00(a)	0.00(a)	0.00(a)	–

$12.69	$12.82	$9.26	$13.36	$14.81	$14.00

(1.01%)	41.77%	(27.63%)	(2.20%)	10.17%	7.43%

$16,124	$15,635	$10,979	$16,851	$19,256	$14,720

1.30%(b)	1.30%	1.30%	1.30%	1.30%(c)	1.30%
2.12%(b)	2.45%	2.51%	1.91%	1.96%(c)	1.72%

13%	32%	34%	21%	22%	20%

Semi-Annual (Unaudited) | September 30, 2010	33

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments

Total Income/(Loss) from Investment Operations

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Distributions from net realized gain on investments

Total Dividends and Distributions to Shareholders

Paid-in Capital from Redemption Fees

Net asset value, end of period

Total return

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:

Expenses

Net investment income/(loss)

Portfolio turnover rate

(a)	Less than $0.005 per share.
(b)	Annualized.
(c)	Ratio of expenses and net investment income to average net assets, before
waiver	by advisor, are 1.56% and (0.06%), respectively.
(d)	Less than 0.005% of average net assets.

The accompanying notes to the financial statements are an integral part of these financial statements.

34	www.cornercapfunds.com

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006

$10.57	$5.83	$10.64	$14.07	$13.39	$15.13

(0.03)	(0.07)	(0.05)	0.01	0.00(a)	0.04
(0.12)	4.81	(4.53)	(1.45)	1.30	0.79

(0.15)	4.74	(4.58)	(1.44)	1.30	0.83

–	–	(0.01)	–	(0.00)(a)	–
–	–	(0.22)	(1.99)	(0.62)	(2.57)

–	–	(0.23)	(1.99)	(0.62)	(2.57)

–	0.00(a)	0.00(a)	0.00(a)	–	–

$10.42	$10.57	$5.83	$10.64	$14.07	$13.39

(1.42%)	81.30%	(43.19%)	(10.91%)	9.92%	6.05%

$16,210	$16,448	$9,176	$18,363	$21,101	$20,329

1.50%(b)	1.50%	1.50%	1.48%	1.50%(c)	1.50%
(0.59)%(b)	(0.75)%	(0.51)%	0.11%	0.00%(c)(d)	0.03%

22%	52%	47%	55%	35%	27%

Semi-Annual (Unaudited) | September 30, 2010	35

Financial Highlights
CornerCap Large/Mid-Cap Value Fund	September 30, 2010

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments

Total Income/(Loss) from Investment Operations

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Distributions from net realized gain on investments

Total Dividends and Distributions to Shareholders

Paid-in Capital from Redemption Fees

Net asset value, end of period

Total return

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:

Expenses

Net investment income/(loss)

Portfolio turnover rate

(a) Less than $0.005 per share.

(b) Annualized.

(c) Ratio of expense and net investment income to average net assets, before waiver by advisor, are 1.50% and (0.16%), respectively.

The accompanying notes to the financial statements are an integral part of these financial statements.

36	www.cornercapfunds.com

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006

$9.16	$5.28	$9.46	$11.98	$10.83	$9.78

(0.01)	(0.02)	0.01	0.03	0.15	0.04
(0.25)	3.91	(4.19)	(1.14)	1.06	1.06

(0.26)	3.89	(4.18)	(1.11)	1.21	1.10

–	(0.01)	0.00(a)	(0.13)	(0.06)	(0.05)
–	–	–	(1.28)	–	–

–	(0.01)	0.00(a)	(1.41)	(0.06)	(0.05)

0.00(a)	0.00(a)	–	–	–	–

$8.90	$9.16	$5.28	$9.46	$11.98	$10.83

(2.84%)	73.72%	(44.17%)	(10.45%)	11.19%	11.27%

$2,294	$4,003	$2,405	$5,406	$5,635	$4,966

1.45%(b)(c)	1.50%	1.50%	1.49%	1.50%	1.50%
(0.11)%(b)(c)	(0.25)%	0.11%	0.31%	1.33%	0.40%

83%	69%	134%	138%	44%	49%

Semi-Annual (Unaudited) | September 30, 2010	37

Notes to Financial Statements
September 30, 2010 (Unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days and would be classified as Level 2 of the hierarchy. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

C. Federal Income Taxes – For federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

38	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2010 (Unaudited)

The Funds have adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”), issued in June 2009. In accordance with ASC 740 “Accounting for Uncertainty in Income Taxes,” (formerly FIN 48) the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. As of and during the year ended March 31, 2010, management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of ASC 740. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction and the State of Georgia. For the years ended March 31, 2007 through March 31, 2010 for the federal jurisdiction and for the years ended March 31, 2007 through March 31, 2010 for the State of Georgia, the Funds returns are still open to examination by the appropriate taxing authority.

D. Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

E. Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Semi-Annual (Unaudited) | September 30, 2010	39

Notes to Financial Statements
September 30, 2010 (Unaudited)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2010.

CornerCap Balanced Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$9,573,280	$–	$–	$9,573,280
Corporate Bonds	–	2,427,875	–	2,592,875
Municipal Bonds	–	484,862	–	484,862
U.S. Government & Agency Obligations	–	2,366,681	–	2,366,681
Short Term Investment	1,077,951	–	–	1,077,951
Total	$10,651,231	$5,279,418	$–	$16,095,649

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,226,016	$–	$–	$16,226,016
Total	$16,226,016	$–	$–	$16,226,016

CornerCap Large/Mid-Cap Value Fund:**
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,203,940	$–	$–	$2,203,940
Short Term Investment	90,517	–	–	90,517
Total	$2,294,457	$–	$–	$2,294,457

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended September 30, 2010. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

* See Schedule of Investments for industry classification.

** formerly Contrarian Fund

For the period ended September 30, 2010, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

40	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2010 (Unaudited)

2. SHARES OF BENEFICIAL INTEREST

On September 30, 2010, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee calculated as a percentage of the amount redeemed. This is applicable to all redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund.

Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	Six Months Ended September 30, 2010	Six Months Ended September 30, 2010	Year Ended March 31, 2010	Year Ended March 31, 2010
	Shares	Value	Shares	Value
Shares Sold	161,918	$2,019,243	146,917	$1,750,000
Shares Issued in Reinvestment of Dividends	–	–	28,758	352,857
Total	161,918	2,019,243	175,675	2,102,857
Less Shares Redeemed	(111,075)	(1,374,871)	(142,094)	(1,708,042)
Net Increase	50,843	$644,372	33,581	$394,815

CornerCap Small-Cap Value Fund:

	Six Months Ended September 30, 2010	Six Months Ended September 30, 2010	Year Ended March 31, 2010	Year Ended March 31, 2010
	Shares	Value	Shares	Value
Shares Sold	103,298	$1,046,939	123,101	$1,146,045
Shares Issued in Reinvestment of Dividends	–	–	–	–
Total	103,298	1,046,939	123,101	1,146,045
Less Shares Redeemed	(104,461)	(1,042,589)	(139,569)	(1,298,217)
Net Increase/(Decrease)	(1,163)	$4,350	(16,468)	$(152,172)

Semi-Annual (Unaudited) | September 30, 2010	41

Notes to Financial Statements
September 30, 2010 (Unaudited)

CornerCap Large/Mid-Cap Value (formerly Contrarian Fund) Fund:

	Six Months Ended September 30, 2010	Six Months Ended September 30, 2010	Year Ended March 31, 2010	Year Ended March 31, 2010
	Shares	Value	Shares	Value
Shares Sold	4,624	$ 40,711	25,666	$ 213,271
Shares Issued in Reinvestment of Dividends	–	–	599	4,937
Total	4,624	40,711	26,265	218,208
Less Shares Redeemed	(184,046)	(1,539,519)	(44,404)	(366,358)
Net Decrease	(179,422)	$ (1,498,808)	(18,139)	$ (148,150)

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at September 30, 2010, were as follows:

	CornerCap Balanced Fund	CornerCap Small- Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross appreciation
(excess of value over tax cost)	$1,985,885	$3,378,454	$134,043
Gross depreciation
(excess of tax cost over value)	(813,756)	(1,172,299)	(64,316)
Net unrealized appreciation (depreciation)	1,172,129	2,206,155	69,727

Cost of investments for income tax purposes	$14,923,520	$14,019,861	$2,224,730

4. DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. Accordingly, for the year ended March 31, 2010, certain permanent differences were reclassified. CornerCap Small-Cap Value Fund decreased net investment loss by $104,069, increased accumulated realized losses by $56,883, and decreased paid in capital by $47,186. CornerCap Large/Mid Cap Value (formerly Contrarian Fund) Fund decreased net investment loss by $8,305, decreased accumulated realized losses by $62 and decreased paid in capital by $8,367. CornerCap Balanced Fund increased net investment income by $224 and decreased accumulated realized gains by $224. These differences were primarily due to the differing tax treatment of net operating losses, distributions and certain investments.

Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year.

42	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2010 (Unaudited)

CornerCap Balanced Fund:

On December 18, 2009, an ordinary income distribution of $0.29 per share was declared. The distribution was paid on December 21, 2009 to shareholders of record on December 17, 2009.

The tax character of distributions paid for the year ended March 31, 2010 were as follows:

Ordinary Income	$353,336
Long-term capital gains	–
Total	$353,336

The amount and characteristics of tax basis distributions and composition of  distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2010.

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. Accordingly, for the year ended March 31, 2010 certain differences were reclassified.

Capital Loss Carryforwards – At March 31, 2010, the Fund had available for Federal income tax purposes unused capital losses of $1,363,132 which expire March 31, 2018.

CornerCap Small-Cap Value Fund:

On December 18, 2009, no distributions were declared.

The tax character of distributions paid for the year ended March 31, 2010 were as follows:

Ordinary Income	$–
Long-term capital gains	–
Total	$–

The amount and characteristics of tax basis distributions and composition of  distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2010.

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. Accordingly, for the year ended March 31, 2010 certain differences were reclassified. These differences were primarily due to the deferral of losses from wash sales and post-October losses for Federal income tax purposes.

Post October Losses – Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2010, the Fund elected to defer capital losses occurring between November 1, 2009 and March 31, 2010 in the amount of $380,084.

Semi-Annual (Unaudited) | September 30, 2010	43

Notes to Financial Statements
September 30, 2010 (Unaudited)

Capital Loss Carryforwards – At March 31, 2010, the Fund had available for Federal income tax purposes unused capital losses of $409,901, which expire March 31, 2017 and losses of $3,670,386, which expire March 31, 2018.

CornerCap Large/Mid Cap Value (formerly Contrarian Fund) Fund:

On December 18, 2009, an ordinary income distribution of $0.01 per share was declared. The distribution was paid on December 21, 2009 to shareholders of record on December 17, 2009.

The tax character of distributions paid for the year ended March 31, 2010 were as follows:

Ordinary Income	$4,937
Long-term capital gains	–
Total	$4,937

The amount and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2010.

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. Accordingly, for the year ended March 31, 2010 certain differences were reclassified. These differences were primarily due to the differing tax treatment of a net investment loss offset to paid in capital and certain other investments.

Capital Loss Carryforwards – At March 31, 2010, the Fund had available for Federal income tax purposes unused capital losses of $914,885, which expire March 31, 2017 and losses of $1,096,436, which expire March 31, 2018.

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. Under the terms of each Advisory Agreement, the Advisor manages the Funds’ investments subject to the approval of the Board of Trustees. For the period ended September 30, 2010, the Advisor earned an Advisory Fee of $78,755, $80,667 and $16,457 from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid Cap Value Fund (formerly Contrarian Fund), respectively. At September 30, 2010, the Funds owed the Advisor $12,996, $12,865 and $1,534 for Advisory Fees from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid Cap Value Fund (formerly Contrarian Fund), respectively.

In addition, each Fund and the Advisor have an Operating Services Agreement whereby the Advisor receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of .30%, .50% and .50% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid Cap Value Fund (formerly Contrarian Fund), respectively. For the period ended September 30, 2010, the Advisor earned an Operating Services Fee of $23,626, $40,333 and $8,228 from the CornerCap Balanced Fund, CornerCap Small-

44	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2010 (Unaudited)

Cap Value Fund, and CornerCap Large/Mid Cap Value Fund (formerly Contrarian Fund), respectively. At September 30, 2010, the Funds owed the Advisor $3,899, $6,432 and $959 for Operating Services Fees from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid Cap Value Fund (formerly Contrarian Fund), respectively.

The Adviser has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value (formerly Contrarian Fund) Fund for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. To the extent the Large/Mid-Cap Value Fund (formerly Contrarian Fund) incurs excluded expenses, the expense ratio will increase. The contractual agreement cannot be terminated prior to August 1, 2011.

B. On August 1, 2005, the Funds and the Advisor entered into the following agreements whereby the Advisor pays any associated fees from the Operating Services Fees it receives from the Funds: 1) Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services; 2) Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, transfer agent, dividend distributing and bookkeeping services; and 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to the Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

Certain officers and directors of the Funds are also officers and directors of the Advisor.

6. PURCHASES AND SALES OF SECURITIES

CornerCap Balanced Fund:

For the six months ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding U.S. government and agency securities and short-term securities, were $2,121,249 and $1,755,172, respectively. Purchase and sales of U.S. government and agency securities, other than short-term securities, for the period ended September 30, 2010, were $300,000 and $150,000, respectively.

CornerCap Small-Cap Value Fund:

For the six months ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $3,677,915 and $3,397,921, respectively.

CornerCap Large/Mid Cap Value Fund (formerly Contrarian Fund):

For the six months ended September 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $2,591,971 and $4,120,299, respectively.

Semi-Annual (Unaudited) | September 30, 2010	45

Notes to Financial Statements
September 30, 2010 (Unaudited)

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2010, Charles Schwab & Co. held approximately 42.36% of the CornerCap Balanced Fund’s shares. As of September 30, 2010, Charles Schwab & Co. held approximately 26.07% of the CornerCap Small-Cap Value Fund’s Shares.

46	www.cornercapfunds.com

Additional Information
September 30, 2010 (Unaudited)

1. PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 and on the SEC’s website at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888) 813-8637.

3. COMPENSATION OF TRUSTEES

The Independent Trustees of the Funds receive a quarterly $1,000 per meeting paid by the Advisor. The Trustees are paid $750 per meeting for the Audit Committee meetings. The Audit Committee Chairman is paid $1,000 per meeting. The Audit Committee will normally meet twice a year.

4. RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that the Board of Trustees of the Funds (the “Board”), including all of the Trustees who are not “interested persons” of the Funds (“Independent Trustees”), annually review the Funds’ investment advisory agreements (the “Agreements”) and consider whether or not to re-approve them for an additional year. At its meeting on May 20, 2010, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Funds’ Agreements. In deciding on whether to approve the continuation of the Agreements, the Board considered numerous factors, including:

The Nature, Extent and Quality of the Services Provided by the Advisor. In this regard, the Board considered the responsibilities the Advisor would have under each of the Agreements. The Board reviewed the services being provided by the Advisor, including, without limitation, its investment advisory services since the Fund’s inception, its efforts during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices and its efforts to promote the Fund and assist in its distribution. After reviewing the foregoing information and further information in a memorandum from the Advisor, the Board concluded that the nature, extent and quality of the services provided by the Advisor were satisfactory and adequate for each of the Funds.

Semi-Annual (Unaudited) | September 30, 2010	47

Additional Information
September 30, 2010 (Unaudited)

The Investment Performance of the Funds and the Advisor. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices. The Board also considered the consistency of the Advisor’s management of the Funds with the Funds’ investment objectives and policies. After reviewing the Funds’ short-and long-term investment performance, the Advisor’s experience managing the Funds and separate accounts, the Advisor’s historical investment performance and other factors, the Board concluded that the investment performance of each Fund and of the Advisor was satisfactory.

The Costs of the Services to be Provided and Profits to be Realized by the Advisor and its Affiliates from the Relationship with the Funds. In this regard, the Board considered the Advisor’s staffing, personnel and methods of operating; the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Funds and Advisor by the principals of the Advisor; the asset levels of the Funds; and the overall fees and expenses of the Funds, including the Funds’ unified fee structures. The Board also considered the Advisor’s past and future expected profitability (or lack thereof) with respect to the Funds. The Board then reviewed the fees and expenses of each Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of the fund and the nature of its investment strategy, among other factors. Specifically, the Board determined that each Fund’s management fees were lower than some of the comparable funds and higher than others. In addition, the Board determined that each Fund’s net expense ratio was lower than some of the comparable funds and higher than others. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by each Fund were fair and reasonable.

The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Advisory Fee Levels Reflect These Economies of Scale for the Benefit of the Funds’ Investors. Following discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that each Fund’s fee arrangements were fair and reasonable, and that each Fund’s unified fee structure provided for savings and protection for shareholders at lower asset levels.

48	www.cornercapfunds.com

Additional Information
September 30, 2010 (Unaudited)

5. TRUSTEES AND OFFICERS

The business affairs of CornerCap Group of Funds (the “Funds”) are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds’ Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Name and Address	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee
Thomas E. Quinn	Trustee,	3	Chief Executive	None
Age: 64	President,		Officer, CornerCap
The Peachtree,	Chief Financial		Investment Counsel
Suite 1700	Officer, and
1355 Peachtree St.	Treasurer
NE Atlanta, GA 30309	since 1992

INDEPENDENT TRUSTEES*

Name and Address**	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee
Richard L. Boger	Trustee	3	President & CEO,	Gray Television,
Age: 63	since 1992		Lex-Tek International,	Inc.
			Inc. 1991–present

Laurin M. McSwain	Trustee	3	Attorney, Lefkoff,	None
Age: 59	since 1994		Duncan, Grimes,
			Miller & McSwain,
			2003–present

*	Mr. Jerry W. Hufton resigned as of December 10, 2009.
**	All Independent Trustees can be contacted via the Funds at:
1290	Broadway, Suite 1100, Denver, CO 80203

Semi-Annual (Unaudited) | September 30, 2010	49

Additional Information
September 30, 2010 (Unaudited)

INDEPENDENT TRUSTEES* (continued)

Name and Address**	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Leslie W. Gates	Trustee	3	Retired, 2005;	None
Age: 55	since 2006		Partner, Williams
			Benator & Libby, LLP,
			1989-2004

G. Harry Durity	Trustee since	3	Director, Overland	Director, National
Age: 63	2010		Solutions, Inc.	Medical Health
			(Private Company)	Card; Director,
			since January 2009;	WebSite Pros, Inc.
			Senior Advisor,
			Consultant, New
			Mountain Capital, LLC
			since May 2005;
			Senior Advisor,
			Consultant,
			Sonenshine Partners,
			LLC since January
			2006.

*	Mr. Jerry W. Hufton resigned as of December 10, 2009.
**	All Independent Trustees can be contacted via the Funds at:
1290	Broadway, Suite 1100, Denver, CO 80203

50	www.cornercapfunds.com

Additional Information
September 30, 2010 (Unaudited)

OFFICERS

Name and Address	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Richard T. Bean Age: 47 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds, since 1996	3	Vice President, CornerCap Investment Counsel	N/A

John A. Hackney Age: 43 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Chief Compliance Officer, Secretary of the Funds, since 1999	3	Chief Compliance Officer, CornerCap Investment Counsel	N/A

Gene A. Hoots Age: 70 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds, since 1992	3	Vice President of the Funds and Chairman Emeritus of the Adviser	N/A

Semi-Annual (Unaudited) | September 30, 2010	51

This Page Intentionally Left Blank

CornerCap
GROUP OF FUNDS

www.cornercap.com
888-813-8637

ALPS
DISTRIBUTORS, INC.

Funds distributed by ALPS Distributors, Inc.

This report has been prepared for CornerCap Funds' shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Item 2.  Code of Ethics.

Not applicable to this report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6.  Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10.  Submission of Matters to Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)

A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap Group of Funds

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	December 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer
Chief Financial Officer

Date:	December 9, 2010